Principal subsidiaries - Disclosure of entities excluded from consolidation (Details) - Unconsolidated structured entities £ in Millions	10 Months Ended
Oct. 25, 2024 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Percentage of voting rights held	100.00%
Equity shareholder's funds	£ 0
Retained profit for the year	£ 0